Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill by Business Segment
The table below presents the movement in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2025 and 2026:

	Retail & Digital Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Markets Business Group	Total
	(in millions)
Balance at March 31, 2024:
Goodwill	¥15,884	¥159,231	¥578,139	¥330,956	¥2,300	¥1,086,510
Accumulated impairment losses(1)	—	(63,568)	(481,263)	(47,921)	—	(592,752)
	15,884	95,663	96,876	283,035	2,300	493,758
Goodwill acquired during the fiscal year(2)	63,730	—	—	149,782	—	213,512
Impairment loss	—	—	(32,388)	(117,701)	—	(150,089)
Foreign currency translation adjustments and other	—	(253)	(977)	2,213	—	983
Balance at March 31, 2025:
Goodwill	79,614	158,978	577,162	482,951	2,300	1,301,005
Accumulated impairment losses	—	(63,568)	(513,651)	(165,622)	—	(742,841)
	¥79,614	¥95,410	¥63,511	¥317,329	¥2,300	¥558,164
Goodwill acquired during the fiscal year(2)	20,117	—	62,836	—	—	82,953
Impairment loss	(5,149)	—	—	(92,326)	—	(97,475)
Foreign currency translation adjustments and other	—	3,915	5,664	13,315	—	22,894
Balance at March 31, 2026:
Goodwill	99,731	162,893	645,662	496,266	2,300	1,406,852
Accumulated impairment losses	(5,149)	(63,568)	(513,651)	(257,948)	—	(840,316)
	¥94,582	¥99,325	¥132,011	¥238,318	¥2,300	¥566,536

Notes:
(1)Effective April 1, 2018, the MUFG Group reorganized its business groups. Goodwill originally recognized for Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri was ¥1,900,019 million, which has been fully impaired before April 1, 2017. As these impairment losses recorded in past before the reorganization of the segment and are irrelevant to the annual impairment test under the new segment, the accumulated impaired loss is not allocated to new business segments after the reorganization of business group.
(2)Goodwill acquired during the fiscal years ended March 31, 2025 and 2026, mainly relate to the acquisitions described in Note 2.

Carrying Amount of Other Intangible Assets by Major Class
The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of other intangible assets at March 31, 2025 and 2026:

	2025			2026
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥4,093,320	¥3,081,494	¥1,011,826	¥4,427,757	¥3,342,584	¥1,085,173
Customer relationships	632,016	335,898	296,118	623,399	336,393	287,006
Core deposit intangibles	138,203	102,052	36,151	132,465	108,418	24,047
Trade names	87,183	50,871	36,312	61,729	26,917	34,812
Other	23,702	9,821	13,881	32,422	11,305	21,117
Total	¥4,974,424	¥3,580,136	1,394,288	¥5,277,772	¥3,825,617	1,452,155
Intangible assets not subject to amortization:
Indefinite-lived trade names			—			14,050
Other			8,227			8,813
Total			¥1,402,515			¥1,475,018

Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years
The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2027	¥333,916
2028	292,840
2029	240,388
2030	190,182
2031	141,562